RELATED-PARTY TRANSACTIONS - Key management remuneration (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) R / £ R / $	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	R 110,134,000	R 106,605,000	R 83,635,000
Share awards and conditional share proceeds	127,096,600	120,477,700	46,406,000
Pension scheme total contributions	6,008,000	5,300,000	4,546,000
Total	R 243,238,600	232,382,700	134,587,000
Average foreign exchange rate | R / $	16.46
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	R 55,822,000
Cash bonus accrued	50,343,000
Share awards and conditional share proceeds	180,250,000
Pension scheme total contributions	6,009,000
Expense allowance and other benefits	3,969,000
Total	296,393,000	142,143,000	134,587,000
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	13,336,000
Cash bonus accrued	13,405,000
Share awards and conditional share proceeds	30,292,000
Pension scheme total contributions	838,000
Expense allowance and other benefits	102,000
Total	R 57,973,000	31,917,000	35,760,000
Average foreign exchange rate | R / $	16.46
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	R 6,353,000
Cash bonus accrued	6,526,000
Share awards and conditional share proceeds	15,067,000
Pension scheme total contributions	937,000
Expense allowance and other benefits	80,000
Total	28,963,000	16,024,000	17,697,000
Chris Bateman
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	7,058,000
Cash bonus accrued	3,484,000
Share awards and conditional share proceeds	52,404,000
Pension scheme total contributions	959,000
Expense allowance and other benefits	3,054,000
Total	R 66,959,000	25,289,000	16,885,000
Average foreign exchange rate | R / $	16.46
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	R 4,218,000
Cash bonus accrued	4,022,000
Share awards and conditional share proceeds	5,749,000
Pension scheme total contributions	769,000
Expense allowance and other benefits	31,000
Total	14,789,000	10,595,000	688,000
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	977,000
Cash bonus accrued	712,000
Share awards and conditional share proceeds	26,852,000
Pension scheme total contributions	65,000
Expense allowance and other benefits	553,000
Total	29,159,000	7,898,000	8,761,000
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	3,870,000
Cash bonus accrued	3,660,000
Share awards and conditional share proceeds	8,553,000
Pension scheme total contributions	545,000
Expense allowance and other benefits	27,000
Total	16,655,000	9,284,000	10,112,000
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	3,788,000
Cash bonus accrued	3,178,000
Share awards and conditional share proceeds	8,005,000
Pension scheme total contributions	292,000
Expense allowance and other benefits	23,000
Total	15,286,000	8,117,000	7,265,000
Wayne Robinson
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	4,532,000
Cash bonus accrued	4,483,000
Share awards and conditional share proceeds	9,848,000
Pension scheme total contributions	381,000
Expense allowance and other benefits	28,000
Total	19,272,000	10,044,000	10,925,000
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	4,075,000
Cash bonus accrued	3,669,000
Share awards and conditional share proceeds	10,635,000
Pension scheme total contributions	467,000
Expense allowance and other benefits	27,000
Total	18,873,000	9,428,000	12,986,000
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	5,156,000
Cash bonus accrued	5,486,000
Share awards and conditional share proceeds	11,700,000
Pension scheme total contributions	589,000
Expense allowance and other benefits	44,000
Total	22,975,000	R 13,547,000	R 13,508,000
Laurent Charbonnier [Member]
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	1,315,000
Cash bonus accrued	773,000
Share awards and conditional share proceeds	515,000
Pension scheme total contributions	11,000
Total	R 2,614,000
Average foreign exchange rate | R / £	21.10
Lerato Legong [Member]
Disclosure of transactions between related parties [line items]
Salary/short-term employee benefits	R 1,144,000
Cash bonus accrued	945,000
Share awards and conditional share proceeds	630,000
Pension scheme total contributions	156,000
Total	R 2,875,000